CONCENTRATION AND RISKS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) In Foreign Currency Exchange Rate	9.24%	2.30%	(6.50%)